Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per share
	Six-month period ended June 30
	2021	2020

Loss attributable to Company’s owners (U.S. dollars in thousands)	(4,883)	(1,544)
The weighted average of the number of issued ordinary shares (in thousands(	24,637	4,982
Basic loss per share (U.S. dollar)	(0.20)	(0.31)

Schedule of diluted loss per share
	Six-month period ended June 30
	2021	2020

Loss attributable to the Company’s owners, used in computation of basic loss per share (U.S. dollars in thousands)	(4,883)	(1,544)
Adjustment in respect of the finance income relating to financial instruments (U.S. dollars in thousands)	-	(2,826)
	(4,883)	(4,370)

The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands)	24,637	4,982
Adjustment in respect of incremental shares assuming the conversion to financial instruments (in thousands)		1,991
	24,637	6,973
Diluted loss per share (U.S. dollar)	(0.20)	(0.63)